Business segment information (Tables)	12 Months Ended
Mar. 31, 2012
Schedule of Segment Reporting Information, by Segment

The information below for reportable segments is derived from the internal management reporting system. Management does not use information on segments’ assets to allocate resources and assess performance and has not prepared information on segment assets. Accordingly, information on segment assets is not available.

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2010	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	470.6	444.8	175.0	85.8	184.0	(10.7)	36.5	641.6	612.9	263.5	266.4	83.0	0.4	28.3	46.2	44.9	1.3	(6.7)	1,151.7
Net noninterest income	449.9	197.5	110.7	31.7	55.1	188.5	63.9	258.8	205.9	25.0	126.5	54.4	47.2	5.7	130.5	87.1	43.4	5.7	844.9

Total	920.5	642.3	285.7	117.5	239.1	177.8	100.4	900.4	818.8	288.5	392.9	137.4	47.6	34.0	176.7	132.0	44.7	(1.0)	1,996.6
General and administrative expenses	478.1	246.9	97.5	54.4	95.0	153.4	77.8	617.7	570.4	245.8	228.9	95.7	40.0	7.3	128.5	89.9	38.6	(11.1)	1,213.2
Others	(11.8)	—	—	—	—	—	(11.8)	(2.0)	—	—	—	—	—	(2.0)	(2.8)	—	(2.8)	(64.2)	(80.8)

Net business profits (losses)	430.6	395.4	188.2	63.1	144.1	24.4	10.8	280.7	248.4	42.7	164.0	41.7	7.6	24.7	45.4	42.1	3.3	(54.1)	702.6

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2011	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	457.0	395.8	176.0	86.3	133.5	(9.2)	70.4	614.5	571.8	248.2	266.9	56.7	0.6	42.1	43.4	42.5	0.9	(5.4)	1,109.5
Net noninterest income	483.5	282.5	115.2	56.9	110.4	158.9	42.1	294.8	237.5	34.6	124.9	78.0	49.8	7.5	126.0	81.0	45.0	11.5	915.8

Total	940.5	678.3	291.2	143.2	243.9	149.7	112.5	909.3	809.3	282.8	391.8	134.7	50.4	49.6	169.4	123.5	45.9	6.1	2,025.3
General and administrative expenses	471.3	235.0	88.8	62.1	84.1	160.9	75.4	605.3	554.8	237.7	223.7	93.4	41.0	9.5	117.5	79.0	38.5	0.2	1,194.3
Others	(56.7)	—	—	—	—	—	(56.7)	(15.9)	—	—	—	—	—	(15.9)	(2.1)	—	(2.1)	(14.6)	(89.3)

Net business profits (losses)	412.5	443.3	202.4	81.1	159.8	(11.2)	(19.6)	288.1	254.5	45.1	168.1	41.3	9.4	24.2	49.8	44.5	5.3	(8.7)	741.7

	Global Corporate Group							Global Retail Group							Global Asset & Wealth Management Group
		MHCB							MHBK
2012	Total	Total	Domestic (1)	Inter- national (2)	Trading and others (3)	MHSC (4)	Others (5)	Total	Total	Retail banking (6)	Corporate banking (7)	Trading and others (8)	MHIS (9)	Others (10)	Total	MHTB (11)	Others (12)	Others (13)	Total
	(in billions of yen)
Gross profits:
Net interest income (expense)	468.3	395.0	166.6	96.8	131.6	(4.1)	77.4	583.9	545.4	239.2	254.6	51.6	0.7	37.8	43.4	42.7	0.7	(7.3)	1,088.3
Net noninterest income	449.4	286.8	119.8	61.6	105.4	120.5	42.1	305.8	253.3	39.7	121.6	92.0	43.9	8.6	131.2	84.3	46.9	28.4	914.8

Total	917.7	681.8	286.4	158.4	237.0	116.4	119.5	889.7	798.7	278.9	376.2	143.6	44.6	46.4	174.6	127.0	47.6	21.1	2,003.1
General and administrative expenses	465.4	244.9	89.8	62.0	93.1	144.8	75.7	608.5	556.4	243.0	221.7	91.7	40.9	11.2	117.1	78.0	39.1	15.3	1,206.3
Others	(52.1)	—	—	—	—	—	(52.1)	(14.0)	—	—	—	—	—	(14.0)	(1.9)	—	(1.9)	(9.7)	(77.7)

Net business profits (losses)	400.2	436.9	196.6	96.4	143.9	(28.4)	(8.3)	267.2	242.3	35.9	154.5	51.9	3.7	21.2	55.6	49.0	6.6	(3.9)	719.1

Notes:

(1)	For the period before the merger of MHSC and Shinko (i.e. May 7, 2009), (4) MHSC does not include Shinko’s figures, as Shinko was an equity method affiliate for the period.
(2)	(5) Others, (10) Others, and (12) Others include elimination of transactions between companies within the Global Corporate Group, the Global Retail Group, and the Global Asset & Wealth Management Group, respectively. (13) Others include elimination of transactions between the Global Groups.
(3)	Beginning the fiscal year ended March 31, 2012, certain items previously recorded in “General and administrative expenses” are now reported as “Net noninterest income” in accordance with Japanese GAAP to better reflect the underlying economics. Figures for the fiscal year ended March 31, 2011 have been reclassified to conform to such presentation.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated

A reconciliation of total net business profits under the internal management reporting system for the fiscal years ended March 31, 2010, 2011 and 2012 presented above to Income before income tax expense (benefit) shown on the consolidated statements of income is as follows:

	2010	2011	2012
	(in billions of yen)
Net business profits	702.6	741.7	719.1

U.S. GAAP adjustments	144.1	(98.4)	87.2
(Provision) credit for loan losses	(222.1)	(0.6)	23.0
Net gains (losses) related to equity investments	34.1	2.2	(90.5)
Non-recurring personnel expense	(43.9)	(22.8)	(39.3)
Gains on disposal of premises and equipment	27.6	13.5	19.9
(Provision) credit for losses on off-balance-sheet instruments	24.1	(4.4)	1.2
Others—net (Note)	20.0	(19.8)	(57.8)

Income before income tax expense (benefit)	686.5	611.4	662.8

Note:	With respect to the hedges related to credit risk mitigation transactions, the MHFG Group recognized a loss of ¥90.6 billion, ¥8.2 billion and ¥3.4 billion recorded in Other noninterest expenses, for the fiscal years ended March 31, 2010, 2011 and 2012, respectively. Amount for the fiscal year ended March 31, 2010 also includes a gain of ¥106.3 billion on a bargain purchase of Shinko which is included in Other noninterest income. See Note 23 “Derivative financial instruments” and Note 3 “Business combination” for further information.